Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Trade accounts receivable, net	$ 189.0	$ 203.4
Property, plant and equipment	1,687.6	1,956.0	$ 968.9	$ 1,964.7
Intangible assets	2,213.4	2,075.6	$ 894.1	$ 1,898.8
Total	4,090.0	4,235.0
Operating Segments [member]
Disclosure of operating segments [line items]
Trade accounts receivable, net	189.0	203.4
Property, plant and equipment	1,687.6	1,956.0
Intangible assets	2,213.4	2,075.6
Total	4,090.0	4,235.0
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Trade accounts receivable, net	44.6	53.9
Property, plant and equipment	337.7	347.6
Intangible assets	96.6	82.8
Total	478.9	484.3
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Trade accounts receivable, net	49.3	61.5
Property, plant and equipment	305.9	541.5
Intangible assets	43.2	27.3
Total	398.4	630.3
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Trade accounts receivable, net	44.0	5.0
Property, plant and equipment	44.4	42.6
Total	88.4	47.6
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Trade accounts receivable, net	51.1	83.0
Property, plant and equipment	999.6	1,024.3
Intangible assets	2,073.6	1,965.5
Total	$ 3,124.3	$ 3,072.8